INVENTORY	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORY	INVENTORY

US$ MILLIONS	2025	2024
Natural gas inventory	$74	$58
Raw materials and other	509	396
Total	$583	$454
Refer to Note 24, Direct Operating Costs, for further details on inventory expenses identified as “cost of inventory”